SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Partnership’s operations are consolidated into operating segments, which are strategic business units that offer different services in various geographical locations. PBFX has evaluated the performance of each operating segment based on its respective operating income. The operating segments adhere to the accounting polices used for the consolidated financial statements, as described in Note 2 “Summary of Accounting Policies” of the Notes to Consolidated Financial Statements in the recast 2017 Form 10-K.

The Partnership’s operating segments are organized into two reportable segments, Transportation and Terminaling and Storage. Operations that are not included in either the Transportation and Terminaling or the Storage segments are included in Corporate.

The Partnership’s Transportation and Terminaling segment consists of operating segments that include product terminals, pipelines, crude unloading facilities and other facilities capable of transporting and handling crude oil, refined products and natural gas. The Partnership’s Storage segment consist of operating segments that include storage facilities capable of handling crude oil, refined products and intermediates.

Revenues are generated from third-party transactions as well as commercial agreements entered into with PBF Holding under which the Partnership receives fees for transportation, terminaling and storage of crude oil, refined products and natural gas. The Partnership does not have any foreign operations. Certain general and administrative expenses and interest and financing costs are included in Corporate as they are not directly attributable to a specific reporting segment. Identifiable assets are those used by the operating segment, whereas assets included in Corporate are principally cash, deposits and other assets that are not associated with operations specific to a reporting segment.

	Three Months Ended June 30, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$61,133	$6,966	$—	$68,099
Depreciation and amortization expense	6,166	925	—	7,091
Income (loss) from operations	36,234	4,050	(6,488)	33,796
Interest expense, net and amortization of loan fees and debt premium	—	—	10,425	10,425
Capital expenditures, including the Knoxville Terminals Purchase	61,716	2	—	61,718

(a)
Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

	Three Months Ended June 30, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$57,290	$5,726	$—	$63,016
Depreciation and amortization expense	5,237	620	—	5,857
Income (loss) from operations	36,638	3,327	(6,098)	33,867
Interest expense, net and amortization of loan fees and debt premium	—	—	7,886	7,886
Capital expenditures, including the Toledo Products Terminal Acquisition	32,541	4,378	—	36,919

	Six Months Ended June 30, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$118,804	$14,035	$—	$132,839
Depreciation and amortization expense	11,884	1,850	—	13,734
Income (loss) from operations	70,460	8,041	(10,779)	67,722
Interest expense, net and amortization of loan fees and debt premium	—	—	20,373	20,373
Capital expenditures, including the Knoxville Terminals Purchase	65,583	88	—	65,671

	Six Months Ended June 30, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$112,916	$11,264	$—	$124,180
Depreciation and amortization expense	10,119	1,221	—	11,340
Income (loss) from operations	71,400	6,577	(9,413)	68,564
Interest expense, net and amortization of loan fees and debt premium	—	—	15,870	15,870
Capital expenditures, including the Toledo Products Terminal Acquisition	48,012	8,552	—	56,564

	Balance at June 30, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$697,077	$84,489	$8,685	$790,251

	Balance at December 31, 2017
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$649,975	$86,760	$11,480	$748,215

(a)
Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.